Income Taxes (Schedule of Unrecognized Tax Benefits Rollforward) (Detail) $ in Millions	12 Months Ended
Jun. 30, 2015 USD ($)
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 6.4
Decreases	$ (6.4)